Fair Value Measurement (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Feb. 25, 2015	Dec. 23, 2014	Sep. 24, 2014
Warrants to purchase of shares of common stock			1,290,000	3,336,734	31,896,182	2,607,712
Inducement expense for partial extinguishment of derivative liabilities		$ 382,753
Additional paid in capital to derivative liabilities					$ 914,977
Gain on change in fair value of warrants liabilities		$ (382,753)
Investment Banker [Member]
Warrants obligation fair value	77,735
Reduction of warrants payable	$ 143,974
Investment Banker [Member] | Series C Convertible Preferred Stock [Member]
Warrant to purchase number of shares of common stock percentage	10.00%
Warrants obligation fair value	$ 221,709
Inducement Warrants [Member]
Warrants to purchase of shares of common stock		2,626,068
Warrants [Member] | Former Beam Members [Member]
Gain on change in fair value of warrants liabilities		$ 925,500
Amended Warrants [Member]
Warrants to purchase of shares of common stock		9,881,418
Reclassification of derivative liability		$ 4,345,355
Fair value of warrants		1,596,685
Change in fair value of derivative liabilities		$ 2,748,670
Amended Warrants [Member] | Maximum [Member]
Warrant to purchase number of shares of common stock percentage		25.00%
Amended Warrants [Member] | Minimum [Member]
Warrant to purchase number of shares of common stock percentage		27.00%